Acquisitions (Narrative of Internet Service Business Acquired in January 2014) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Jan. 31, 2014
Business Acquisition [Line Items]
Consolidated net revenue contributed by investee	$ 1,085,198,000	$ 583,250,000	$ 296,230,000
Consolidated net loss contributed by investee	(216,163,000)	(97,849,000)	(46,471,000)
Game platform business [Member]
Business Acquisition [Line Items]
Consideration of selling portion of acquired business				12,000,000
Net carrying value of disposed business				12,000,000
Goodwill allocated to the disposed business				9,951,000
Recognized gain or loss for disposal				0
Internet service company acquired in January 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					100.00%
Purchase consideration					66,146,000
Initial consideration, cash					47,363,000
Contingent consideration, cash					20,000,000
Fair value of contingent consideration					18,783,000
Fair value change in contingent consideration	1,217,000
Consolidated net revenue contributed by investee	138,919,000
Consolidated net loss contributed by investee	$ 7,504,000